Debt (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Dec. 31, 2009 Senior Discount Notes [Member]	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2009 Senior Secured Notes [Member]
Debt (Textual) [Abstract]
Line of credit facility, borrowing capacity				$ 300,000,000		$ 300,000,000
Line of credit facility, commitment fees				300,000	300,000	1,100,000	1,300,000	1,800,000
Debt instrument, unused borrowing capacity				263,600,000		275,800,000
Letters of credit, amount outstanding				9,900,000		14,200,000
Debt, weighted average interest rate				3.41%		2.55%			7.875%	7.875%
Debt instrument, issuance date									December 1, 2009	December 1, 2009
Debt, maturity date				2015		2015			2019	2019		2014			2013
Debt instrument, offering price percentage									98.311%	98.311%
Debt instrument, offering value									294,900,000	294,900,000
Debt instrument, face amount									300,000,000	300,000,000	300,000,000	203,000,000
Debt instrument, effective interest rate									8.125%	8.125%		9.875%			9.875%
Debt instrument, redemption price percentage									103.938%	103.938%
Loss on extinguishment of debt	0	0	(22,400,000)									13,200,000			9,200,000
Bond premium												10,000,000			6,100,000
Notional fixed-interest rate debt														50,000,000
Swap was terminated which resulted in a gain													1,600,000
Accumulated amortization	3,400,000	2,100,000										2,600,000			3,100,000
Bond tender expense												600,000
Debt (Additional Textual) [Abstract]
Unamortized deferred financing costs	$ 8,200,000	$ 9,100,000